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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Dividend Income Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.9%

CONSUMER DISCRETIONARY 8.5%

Hotels, Restaurants & Leisure 1.6%

McDonald’s Corp.	1,247,350	$119,620,865

Leisure Equipment & Products 0.7%

Mattel, Inc.	1,307,975	53,299,981

Media 2.0%

Meredith Corp.	1,100,225	46,231,454
Time Warner, Inc.	1,948,975	103,627,001
Total		149,858,455

Multiline Retail 1.0%

Macy’s, Inc.	935,900	38,465,490
Nordstrom, Inc.	780,075	42,295,666
Total		80,761,156

Specialty Retail 2.7%

Home Depot, Inc. (The)	2,355,525	161,353,463
TJX Companies, Inc.	1,094,025	49,198,304
Total		210,551,767

Textiles, Apparel & Luxury Goods 0.5%

VF Corp.	227,175	36,634,241
TOTAL CONSUMER DISCRETIONARY		650,726,465

CONSUMER STAPLES 10.6%

Beverages 2.1%

Coca-Cola Co. (The)	1,756,900	68,027,168
Diageo PLC, ADR	782,250	93,643,148
Total		161,670,316

Food & Staples Retailing 0.9%

Wal-Mart Stores, Inc.	997,707	70,617,701

Food Products 0.7%

General Mills, Inc.	1,097,025	50,737,406

Household Products 2.6%

Kimberly-Clark Corp.	876,900	82,674,132
Procter & Gamble Co. (The)	1,494,675	113,864,342
Total		196,538,474

Tobacco 4.3%

Altria Group, Inc.	2,706,250	90,794,687

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco (continued)

Philip Morris International, Inc.	2,655,300	$243,623,775
Total		334,418,462
TOTAL CONSUMER STAPLES		813,982,359

ENERGY 9.6%

Oil, Gas & Consumable Fuels 9.6%

Chevron Corp.	1,350,889	158,256,646
ConocoPhillips	980,050	56,793,898
Exxon Mobil Corp.	2,274,200	203,654,610
Kinder Morgan, Inc.	2,143,650	79,465,106
Occidental Petroleum Corp.	893,200	73,537,156
Phillips 66	786,050	49,489,708
Royal Dutch Shell PLC, ADR	1,754,050	115,153,382
Total		736,350,506
TOTAL ENERGY		736,350,506

FINANCIALS 15.6%

Capital Markets 2.6%

BlackRock, Inc.	414,300	99,328,425
Northern Trust Corp.	974,525	51,815,494
T Rowe Price Group, Inc.	653,850	46,547,582
Total		197,691,501

Commercial Banks 3.1%

PNC Financial Services Group, Inc.	964,475	60,173,595
U.S. Bancorp	2,263,550	76,915,429
Wells Fargo & Co.	2,962,375	103,920,115
Total		241,009,139

Consumer Finance 1.1%

American Express Co.	1,308,600	81,329,490

Diversified Financial Services 3.3%

CME Group, Inc.	925,000	55,333,500
JPMorgan Chase & Co.	3,207,450	156,908,454
McGraw-Hill Companies, Inc. (The)	863,100	40,177,305
Total		252,419,259

Insurance 3.4%

ACE Ltd.	710,100	60,635,439
Chubb Corp. (The)	652,925	54,865,288
Marsh & McLennan Companies, Inc.	2,129,550	79,091,487
MetLife, Inc.	872,675	30,927,602
Unum Group	1,448,775	35,451,524
Total		260,971,340

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) 1.7%

Digital Realty Trust, Inc.	636,625	$42,641,142
Public Storage	321,075	48,549,751
Simon Property Group, Inc.	226,515	35,984,173
Total		127,175,066

Thrifts & Mortgage Finance 0.4%

People’s United Financial, Inc.	2,539,225	33,263,848
TOTAL FINANCIALS		1,193,859,643

HEALTH CARE 13.9%

Biotechnology 1.7%

Amgen, Inc.	1,422,225	130,005,587

Health Care Equipment & Supplies 1.0%

Abbott Laboratories	2,378,900	80,383,031

Pharmaceuticals 11.2%

AbbVie, Inc.	2,640,125	97,473,415
Bristol-Myers Squibb Co.	5,359,475	198,139,791
Johnson & Johnson	2,356,950	179,387,464
Merck & Co., Inc.	3,928,575	167,868,010
Pfizer, Inc.	7,832,300	214,370,051
Total		857,238,731
TOTAL HEALTH CARE		1,067,627,349

INDUSTRIALS 7.8%

Aerospace & Defense 3.8%

Boeing Co. (The)	980,275	75,383,148
Honeywell International, Inc.	1,506,375	105,596,887
Raytheon Co.	1,250,150	68,220,686
United Technologies Corp.	442,055	40,028,080
Total		289,228,801

Air Freight & Logistics 0.5%

United Parcel Service, Inc., Class B	479,000	39,589,350

Commercial Services & Supplies 0.6%

Waste Management, Inc.	1,265,750	47,237,790

Electrical Equipment 0.5%

Emerson Electric Co.	718,425	40,734,698

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery 2.4%

Deere & Co.	426,625	$37,470,474
Dover Corp.	810,800	59,472,180
Illinois Tool Works, Inc.	533,225	32,793,337
Parker Hannifin Corp.	561,100	53,012,728
Total		182,748,719
TOTAL INDUSTRIALS		599,539,358

INFORMATION TECHNOLOGY 12.3%

Communications Equipment 1.0%

Cisco Systems, Inc.	3,600,000	75,060,000

Computers & Peripherals 0.7%

Apple, Inc.	125,750	55,506,050

IT Services 5.2%

Accenture PLC, Class A	1,648,275	122,565,729
Automatic Data Processing, Inc.	1,152,950	70,745,012
International Business Machines Corp.	1,018,300	204,505,189
Total		397,815,930

Semiconductors & Semiconductor Equipment 3.0%

Intel Corp.	5,318,900	110,899,065
KLA-Tencor Corp.	1,311,425	71,813,633
Texas Instruments, Inc.	1,517,350	52,151,319
Total		234,864,017

Software 2.4%

Microsoft Corp.	6,553,000	182,173,400
TOTAL INFORMATION TECHNOLOGY		945,419,397

MATERIALS 4.6%

Chemicals 3.8%

EI du Pont de Nemours & Co.	1,523,375	72,969,662
RPM International, Inc.	1,302,875	39,620,429
Sherwin-Williams Co. (The)	1,089,175	175,999,788
Total		288,589,879

Containers & Packaging 0.4%

Sonoco Products Co.	1,069,125	33,966,101

Metals & Mining 0.4%

BHP Billiton Ltd., ADR	392,925	29,414,366
TOTAL MATERIALS		351,970,346

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 6.0%

Diversified Telecommunication Services 6.0%

AT&T, Inc.	5,734,825	$205,937,566
Verizon Communications, Inc.	5,432,175	252,759,103
Total		458,696,669
TOTAL TELECOMMUNICATION SERVICES		458,696,669

UTILITIES 5.0%

Electric Utilities 2.7%

American Electric Power Co., Inc.	1,152,625	53,931,324
Duke Energy Corp.	547,400	37,907,450
NextEra Energy, Inc.	490,025	35,218,097
Northeast Utilities	978,900	40,634,139
Westar Energy, Inc.	1,192,625	36,995,227
Total		204,686,237

Multi-Utilities 2.3%

CMS Energy Corp.	1,492,325	39,710,768
Dominion Resources, Inc.	659,300	36,920,800
Sempra Energy	782,450	60,843,312
Wisconsin Energy Corp.	942,825	38,938,673
Total		176,413,553
TOTAL UTILITIES		381,099,790

Total Common Stocks (Cost: $5,759,607,462)		$7,199,271,882

Issuer	Shares	Value

Convertible Preferred Stocks 0.6%

CONSUMER DISCRETIONARY 0.2%

Automobiles 0.2%

General Motors Co., 4.750%	415,783	$17,367,256
TOTAL CONSUMER DISCRETIONARY		17,367,256

FINANCIALS 0.4%

Commercial Banks 0.4%

Fifth Third Bancorp, 8.500%	200,000	28,610,000
TOTAL FINANCIALS		28,610,000

Total Convertible Preferred Stocks (Cost: $47,858,262)		$45,977,256

Exchange-Traded Funds 1.8%

SPDR S&P 500 ETF Trust	935,450	141,748,738

Total Exchange-Traded Funds (Cost: $134,028,222)		$141,748,738

Money Market Funds 3.4%

Columbia Short-Term Cash Fund, 0.128% (a)(b)	259,421,406	$259,421,406

Total Money Market Funds (Cost: $259,421,406)		$259,421,406

Total Investments
(Cost: $6,200,915,352) (c)		$7,646,419,282(d)
Other Assets & Liabilities, Net		21,193,683
Net Assets		$7,667,612,965

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	201,123,460	1,285,121,694	(1,226,823,748)	—	259,421,406	260,840	259,421,406

(c)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $6,200,915,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,492,078,000
Unrealized Depreciation	(46,574,000)
Net Unrealized Appreciation	$1,445,504,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	650,726,465	—	—	650,726,465
Consumer Staples	813,982,359	—	—	813,982,359
Energy	736,350,506	—	—	736,350,506
Financials	1,193,859,643	—	—	1,193,859,643
Health Care	1,067,627,349	—	—	1,067,627,349
Industrials	599,539,358	—	—	599,539,358
Information Technology	945,419,397	—	—	945,419,397
Materials	351,970,346	—	—	351,970,346
Telecommunication Services	458,696,669	—	—	458,696,669
Utilities	381,099,790	—	—	381,099,790
Convertible Preferred Stocks
Consumer Discretionary	17,367,256	—	—	17,367,256
Financials	28,610,000	—	—	28,610,000
Exchange-Traded Funds	141,748,738	—	—	141,748,738
Total Equity Securities	7,386,997,876	—	—	7,386,997,876
Other
Money Market Funds	259,421,406	—	—	259,421,406
Total Other	259,421,406	—	—	259,421,406
Total	7,646,419,282	—	—	7,646,419,282

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 92.7%

ALABAMA 0.3%

Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT (a)
12/01/24	6.375%	$275,000	$287,889
Courtland Industrial Development Board (a)
Refunding Revenue Bonds
International Paper Co. Projects
Series 2003B AMT
08/01/25	6.250%	2,000,000	2,039,540
Series 2005A AMT
06/01/25	5.200%	1,000,000	1,043,190
Total			3,370,619

ALASKA 0.6%

City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	5,000,000	5,673,700

ARIZONA 2.1%

Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,297,644
Pima County Industrial Development Authority
Refunding Revenue Bonds
Facility-Edkey Charter Schools Project
Series 2013
07/01/33	6.000%	2,000,000	2,081,880
07/01/43	6.000%	2,500,000	2,501,775
07/01/48	6.000%	2,500,000	2,485,400
Revenue Bonds
American Charter Schools Foundation
Series 2007A
07/01/38	5.625%	3,840,000	3,854,323
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,050,540
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,730,860
Total			21,002,422

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARKANSAS 0.1%

City of Camden Refunding Revenue Bonds International Paper Co. Project Series 2004A AMT (a)
11/01/18	5.000%	$250,000	$263,050
City of Fort Smith Refunding Revenue Bonds Sales & Use Tax Series 2012
05/01/26	3.600%	955,000	1,006,990
Total			1,270,040

CALIFORNIA 12.6%

ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Odd Fellows Home of California Series 2012-A
04/01/32	5.000%	3,000,000	3,412,560
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	2,000,000	1,961,600
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Series 2004
10/01/11	13.000%	405,000	243,000
10/01/15	8.375%	560,000	360,444
10/01/19	8.750%	2,785,000	1,676,486
Cabazon Band Mission Indians (c)(d)(e)
Revenue Bonds
Series 2010
10/01/20	8.375%	1,420,000	852,000
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	5,000,000	4,962,800
Series 2008K AMT
08/01/33	5.550%	2,545,000	2,654,868
California Infrastructure & Economic Development Bank Revenue Bonds Broad Museum Project Series 2011A
06/01/21	5.000%	5,000,000	6,253,900
California Municipal Finance Authority (a)(b)(d)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	640,000	640,467
12/01/32	7.500%	1,925,000	2,038,690
California State Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	5,181,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012-G
11/01/37	5.000%	$1,250,000	$1,377,875
Revenue Bonds
Various Capital Projects
Subordinated Series 2009I-1
11/01/34	6.375%	5,000,000	6,153,000
California Statewide Communities Development Authority
Refunding Revenue Bonds
Quail Ridge Apartments
Senior Series 2002E-1
07/01/32	5.375%	2,000,000	1,529,520
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	3,127,465
Aspire Public Schools
Series 2010
07/01/46	6.125%	3,000,000	3,201,750
California Statewide Communities Development Authority (b)(d)
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32	7.375%	250,000	252,725
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,833,326
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	95,000	96,066
City of Lincoln
Prerefunded 09/01/13 Special Tax Bonds
Community Facilities District
Series 2004-1
09/01/20	5.750%	450,000	470,750
09/01/24	5.900%	445,000	465,857
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (f)
02/01/25	0.000%	3,100,000	1,820,692
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,986,450
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (f)
06/01/25	0.000%	2,310,000	1,352,944

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

County of Sacramento Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	$2,500,000	$2,959,600
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (f)
10/01/21	0.000%	1,665,000	1,216,133
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	3,000,000	3,001,320
Foothill-Eastern Transportation Corridor Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1999
01/15/30	0.000%	11,520,000	4,227,494
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06/01/47	5.125%	5,000,000	4,221,100
Prerefunded 06/01/13 Revenue Bonds
Series 2003A-1
06/01/39	6.750%	200,000	203,386
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	5,602,402
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,250,000	1,260,163
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2011A
07/01/19	5.000%	2,000,000	2,466,840
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Real Property Series 2012C
03/01/24	5.000%	2,225,000	2,630,818
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	7,040,250
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No.1 SE Series 2012
07/01/28	5.000%	2,000,000	2,366,620

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	$2,000,000	$2,014,840
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,715,575
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/37	5.875%	3,500,000	3,990,665
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	3,053,260
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,671,120
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	5,000,000	4,919,350
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
11/01/37	5.000%	2,475,000	2,740,543
Series 2012
04/01/42	5.000%	3,000,000	3,380,100
Unlimited General Obligation Refunding Bonds
Series 2012
02/01/27	5.000%	5,000,000	5,919,650
Total			125,507,964

COLORADO 2.3%

Anthem West Metropolitan District Limited Tax General Obligation Bonds Series 2005
12/01/35	6.250%	2,000,000	1,985,360
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008
06/01/38	5.500%	5,000,000	5,482,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)

Colorado Health Facilities Authority Prerefunded 06/01/14 Revenue Bonds Evangelical Lutheran Series 2009A
06/01/38	6.125%	$5,750,000	$6,169,002
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 2000B (NPFGC)
09/01/18	0.000%	4,000,000	3,451,200
Senior Capital Appreciation
Series 1997B (NPFGC)
09/01/16	0.000%	5,000,000	4,607,000
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	1,006,740
Total			22,701,602

CONNECTICUT 1.5%

Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	1,080,000	1,148,126
08/15/27	5.500%	1,000,000	1,050,320
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	5,000,000	5,701,800
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 1999B (b)(c)(d)(e)(f)
09/01/15	0.000%	2,000,000	715,800
Mohegan Tribe of Indians of Connecticut (b)(c)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	5,475,000	5,479,709
Series 2003
01/01/33	5.250%	1,000,000	999,930
Total			15,095,685

DELAWARE 0.2%

Centerline Equity Issuer Trust AMT (a)(b)
05/15/19	6.300%	1,000,000	1,202,830

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

DELAWARE (CONTINUED)

City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (a)(d)
06/01/28	6.250%	$755,000	$754,177
Total			1,957,007

DISTRICT OF COLUMBIA 0.5%

Metropolitan Washington Airports Authority Revenue Bonds Airport System Series 2012A AMT (a)
10/01/24	5.000%	4,000,000	4,799,720
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	455,481	452,808
Total			5,252,528

FLORIDA 9.0%

Brandy Creek Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.350%	935,000	951,652
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	1,500,000	1,501,800
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,425,000	641,022
Celebration Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.400%	880,000	889,706
Channing Park Community Development District Special Assessment Bonds Series 2007
05/01/38	5.300%	560,000	567,482
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/21	5.000%	2,400,000	2,855,352
Citizens Property Insurance Corp. (g)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	1.860%	5,000,000	5,018,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

City of Lakeland (b)
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	$675,000	$718,639
01/01/43	6.375%	2,250,000	2,349,315
Colonial Country Club Community Development District Special Assessment Bonds Series 2003
05/01/33	6.400%	660,000	672,474
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (a)
10/01/23	5.000%	5,000,000	5,895,600
County of Lee Solid Waste System Revenue Bonds Series 2006A (AMBAC) AMT (a)
10/01/17	5.000%	2,010,000	2,146,077
County of Miami-Dade
Refunding Revenue Bonds
Subordinated Series 2012-B
10/01/37	5.000%	1,530,000	1,708,964
County of Miami-Dade (f)
Subordinated Revenue Bonds
Capital Appreciation
Series 2009B
10/01/41	0.000%	30,000,000	7,194,300
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	625,000	633,706
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	4,074,000
Series 2012-A
06/15/43	6.125%	5,000,000	4,955,200
Islands at Doral Southwest Community Development District Special Assessment Bonds Series 2003
05/01/35	6.375%	725,000	739,493
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007
11/15/29	5.000%	4,000,000	4,102,720
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	5,097,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

Middle Village Community Development District Special Assessment Bonds Series 2004A (d)
05/01/35	6.000%	$2,000,000	$1,679,040
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008
10/01/38	5.750%	4,000,000	4,451,200
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/26	5.700%	2,000,000	2,046,220
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	795,255
Revenue Bonds
1st Mortgage-Orlando Lutheran Tower
Series 2007
07/01/32	5.500%	350,000	356,731
07/01/38	5.500%	1,750,000	1,777,510
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,234,440
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (b)(c)
10/01/24	5.500%	2,000,000	2,194,920
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	435,000	329,743
Series 2004B
05/01/16	7.500%	1,890,000	1,820,637
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2003
10/01/28	6.375%	750,000	772,485
10/01/34	6.375%	500,000	515,125
Series 2010A
04/01/39	6.250%	2,000,000	2,294,580
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	3,215,904
Vicars Landing Project
Series 2007
02/15/27	5.000%	2,500,000	2,607,525
Revenue Bonds
Glenmoor Project
Series 2006A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

01/01/40	5.375%	$4,275,000	$3,588,136
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,930,000	1,809,858
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006 (d)(e)
05/01/37	5.500%	1,645,000	736,203
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/35	6.125%	800,000	809,384
Westridge Community Development District Special Assessment Bonds Series 2005 (d)(e)
05/01/37	5.800%	2,650,000	1,010,074
Total			89,758,982

GEORGIA 2.4%

County of Fulton Water & Sewerage Refunding Revenue Bonds Series 2011
01/01/21	5.000%	3,500,000	4,347,420
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	5,274,045
Fulton County Residential Care Facilities for the Elderly Authority
Revenue Bonds
1st Mortgage-Lenbrook Project
Series 2006A
07/01/17	5.000%	1,700,000	1,794,095
07/01/29	5.000%	3,000,000	3,012,570
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V
01/01/18	6.600%	65,000	70,092
Series 1991V Escrowed to Maturity
01/01/18	6.600%	690,000	805,403
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	5,000,000	5,225,950
Savannah Economic Development Authority
Revenue Bonds
1st Mortgage-Marshes of Skidaway
Series 2003A
01/01/24	7.400%	500,000	514,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)

01/01/34	7.400%	$3,000,000	$3,071,370
Total			24,115,375

GUAM 0.7%

Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (c)
12/01/40	6.875%	4,750,000	5,260,767
Guam Power Authority Refunding Revenue Bonds Series 2012-A (c)
10/01/30	5.000%	1,250,000	1,427,888
Total			6,688,655

HAWAII 0.5%

Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,858,241
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	1,750,000	2,052,680
Total			4,910,921

ILLINOIS 9.3%

City of Chicago
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	4,665,000	5,000,973
Tax Allocation Bonds
Pilsen Redevelopment
Series 2004B
06/01/22	6.750%	1,225,000	1,276,916
County of Cook Unlimited General Obligation Refunding Bonds Series 2011A
11/15/19	5.000%	5,000,000	6,077,300
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	752,153
Illinois Finance Authority
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,801,783
Uno Charter School Network, Inc. Project
Series 2011A
10/01/31	6.875%	2,500,000	2,876,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	$3,450,000	$4,072,966
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	5,229,850
OSF Healthcare System
Series 2012-A
05/15/22	5.000%	2,000,000	2,363,460
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	5,135,640
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,495,480
Series 2003A
11/15/32	7.000%	1,000,000	1,011,290
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,950,300
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,816,770
Illinois Finance Authority (a)
Revenue Bonds
People’s Gas Light & Coke Co.
Series 2003 (AMBAC) AMT
11/01/38	4.875%	2,500,000	2,594,500
Illinois Finance Authority (d)(e)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	326,820
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	5,412,100
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B
03/01/35	6.000%	2,922,000	3,001,332
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,984,600
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,282,001
State of Illinois
Unlimited General Obligation Bonds
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

03/01/20	5.000%	$1,250,000	$1,447,488
Unlimited General Obligation Refunding Bonds
Series 2010
01/01/20	5.000%	2,650,000	3,064,168
Series 2012
08/01/21	5.000%	2,500,000	2,891,100
08/01/23	5.000%	2,500,000	2,877,725
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	3,390,000	3,118,461
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005 (d)
01/01/24	6.250%	1,500,000	1,198,080
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,350,407
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	713,000	733,827
Village of Rosemont Tax Allocation Bonds River Road Hotel Partners Project Series 2007
12/30/23	5.100%	2,600,000	2,321,592
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,709,000	3,299,489
Total			92,764,771

INDIANA 0.4%

City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	737,744
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,833,820
Total			3,571,564

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

IOWA 0.9%

City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	$187,000	$195,340
Iowa Finance Authority
Revenue Bonds
Care Initiatives Project
Series 1998B
07/01/18	5.750%	445,000	445,943
07/01/28	5.750%	1,475,000	1,477,080
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15	5.000%	2,210,000	2,157,888
11/15/27	5.500%	1,135,000	1,008,675
11/15/37	5.500%	750,000	630,083
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (a)
12/01/30	5.850%	2,500,000	2,847,975
Total			8,762,984

KANSAS 2.0%

City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	567,085
05/15/39	7.250%	1,500,000	1,682,880
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement
Series 2007A
05/15/24	5.000%	3,000,000	3,044,130
05/15/29	5.000%	2,680,000	2,685,843
City of Overland Park KS Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	6,000,000	5,971,860
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	6,245,000	6,184,236
Total			20,136,034

KENTUCKY 0.2%

Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
1st Mortgage-AHF/KY-IA, Inc. Project
Series 2003
01/01/29	8.000%	610,000	637,206
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

KENTUCKY (CONTINUED)

Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	$1,150,000	$1,258,583
Total			1,895,789

LOUISIANA 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,862,000
Louisiana Public Facilities Authority Revenue Bonds Progressive Healthcare Series 1998 (d)
10/01/28	6.375%	2,000,000	1,982,320
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,922,250
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	1,400,000	1,540,938
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	5,000,000	5,339,000
Total			20,646,508

MARYLAND 0.6%

City of Westminster Revenue Bonds Carroll Lutheran Village Series 2004A
05/01/34	6.250%	1,750,000	1,761,498
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	1,000,000	1,114,590
Revenue Bonds
University of Maryland-College Park Projects
Series 2008
06/01/43	5.875%	2,590,000	2,796,397
Total			5,672,485

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS 2.8%

Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	$1,000,000	$959,950
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,965,156
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/31	6.250%	2,112,442	1,677,321
11/15/39	6.250%	634,649	476,272
11/15/46	6.250%	2,502,917	1,829,708
Series 2011A-2
11/15/46	5.500%	279,667	175,276
Massachusetts Development Finance Agency (d)
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/44	7.875%	1,500,000	705,030
Series 2009B-1
06/01/16	7.250%	3,500,000	1,645,070
Health Care Facility-Alliance
Series 1999A
07/01/32	7.100%	2,035,000	2,036,038
Massachusetts Development Finance Agency (d)(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	7,400
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Series 2008H (AGM) AMT
01/01/30	6.350%	2,630,000	2,928,794
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,379,620
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston Medical Center Project
Series 2008
07/01/38	5.250%	5,000,000	5,349,750
Milford Regional Medical
Series 2007E
07/15/32	5.000%	1,250,000	1,270,563
Total			27,405,948

MICHIGAN 4.0%

Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 (h)
06/01/33	6.000%	5,750,000	5,598,315
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)

Series 2012A
07/01/23	5.000%	$3,025,000	$3,479,990
07/01/39	5.250%	1,375,000	1,504,442
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A
11/01/39	6.750%	4,805,000	5,528,201
Michigan Finance Authority Revenue Bonds School District Series 2012
06/01/20	5.000%	1,400,000	1,626,926
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2006A
11/15/46	5.250%	3,000,000	3,177,540
Oakwood Obligation Group
Series 2007A
07/15/37	5.000%	5,000,000	5,252,200
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT (a)(d)
11/01/25	6.550%	1,500,000	1,457,655
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	928,600
06/01/48	6.000%	11,000,000	10,099,980
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	719,925
Total			39,373,774

MINNESOTA 1.8%

City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	4,393,768
City of Columbia Heights
Refunding Revenue Bonds
Crest View Corp. Projects
Series 2007A
07/01/27	5.550%	1,000,000	869,970
07/01/42	5.700%	2,000,000	1,575,100
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,388,609

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)

City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A
08/01/40	5.700%	$1,600,000	$1,603,104
Minneapolis & St Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2003
12/01/29	5.875%	400,000	414,604
Minneapolis/St Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (a)
12/01/38	5.000%	34,414	35,449
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	4,000,000	4,325,520
11/15/35	6.000%	2,000,000	2,152,980
Total			17,759,104

MISSISSIPPI 0.5%

County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,403,656
Series 1992B
04/01/22	6.700%	230,000	274,415
County of Warren Revenue Bonds International Paper Co. Series 2008A
09/01/32	6.500%	2,000,000	2,296,060
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	250,000	250,145
Total			5,224,276

MISSOURI 3.6%

Cape Girardeau County Industrial Development Authority Revenue Bonds Southeast Missouri Hospital Association Series 2007
06/01/27	5.000%	1,800,000	1,866,870
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	150,000	152,976

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)

City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A
03/01/18	5.250%	$900,000	$947,259
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	3,100,000	3,219,040
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,402,450
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	1,275,000	1,347,611
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,540,992
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,371,560
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,594,481
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,301,651
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	2,000,000	2,122,760
12/01/41	6.375%	3,000,000	3,140,430
St. Louis County Industrial Development Authority (f)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	3,000,000	2,491,740
Total			35,499,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MONTANA 0.1%

Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Series 2006A
05/15/36	6.125%	$1,000,000	$1,032,540

NEBRASKA 0.6%

Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,458,450

NEVADA 0.5%

City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (b)
06/15/28	6.750%	5,000,000	5,153,750

NEW HAMPSHIRE —%

New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (a)
07/01/18	7.500%	180,000	210,670

NEW JERSEY 2.0%

Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	93,025
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	2,750,000	204,655
01/01/37	6.250%	6,450,000	480,009
New Jersey Economic Development Authority
Prerefunded 06/15/14 Revenue Bonds
Cigarette Tax
Series 2004
06/15/29	5.750%	1,000,000	1,071,620
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	2,312,775
Revenue Bonds
1st Mortgage-Seashore Gardens Project
Series 2006
11/01/26	5.300%	500,000	502,045
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

01/01/37	6.875%	$4,000,000	$4,067,360
Revenue Bonds
Continental Airlines, Inc. Project
Series 2003 AMT
06/01/33	9.000%	1,000,000	1,020,350
UMM Energy Partners
Series 2012A AMT
06/15/43	5.125%	2,000,000	2,147,420
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	2,000,000	2,248,080
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	3,000,000	3,467,190
Tobacco Settlement Financing Corp.
Prerefunded 06/01/13 Revenue Bonds
Series 2003
06/01/39	6.750%	2,000,000	2,034,020
Tobacco Settlement Financing Corp. (f)
Revenue Bonds
Capital Appreciation
Series 2007-1C
06/01/41	0.000%	7,500,000	370,425
Total			20,018,974

NEW YORK 3.1%

Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/40	6.875%	4,000,000	4,153,840
County of Rockland General Obligation Limited Notes BAN Series 2012B
06/06/13	4.000%	1,250,000	1,253,888
Huntington Housing Authority
Revenue Bonds
Gurwin Jewish Senior Residences
Series 1999A
05/01/19	5.875%	1,435,000	1,437,540
05/01/29	6.000%	625,000	625,694
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (f)
06/01/60	0.000%	25,000,000	161,500
New York State Dormitory Authority
Revenue Bonds
NYU Hospital Center
Series 2007B
07/01/37	5.625%	2,000,000	2,186,560
Series 2011A
07/01/40	6.000%	1,000,000	1,175,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

The New School
Series 2010
07/01/50	6.000%	$5,000,000	$5,934,500
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/42	6.000%	1,350,000	1,599,655
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	120,000	119,989
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (a)(b)
10/01/35	6.625%	5,000,000	5,040,700
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004
05/01/39	6.700%	475,000	492,613
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B (f)
11/15/32	0.000%	13,185,000	6,470,011
Total			30,651,920

NORTH CAROLINA 1.5%

Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds Carolinas HealthCare System Group Series 2008A
01/15/24	5.250%	5,000,000	5,691,500
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(b)(d)
02/01/38	5.650%	3,175,296	3,228,228
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	4,184,461
North Carolina Medical Care Commission Revenue Bonds Health Care Housing Arc Projects Series 2004A
10/01/34	5.800%	1,550,000	1,635,684
Total			14,739,873

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NORTH DAKOTA 0.3%

City of Fargo Revenue Bonds Sanford Series 2011
11/01/31	6.250%	$2,500,000	$3,101,300

OHIO 1.6%

American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/21	5.000%	1,300,000	1,571,219
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	7,000,000	6,343,120
Cleveland-Cuyahoga County Port Authority Revenue Bonds Fairmount Montessori Association Series 2005B (Fifth Third Bank)
05/15/25	5.125%	615,000	625,412
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,644,050
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 (d)(e)
12/01/38	7.000%	2,300,000	1,265,092
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A
05/15/25	5.100%	385,000	386,086
Total			15,834,979

OKLAHOMA 1.1%

Oklahoma County Finance Authority
Revenue Bonds
Epworth Villa Project
Series 2012A
04/01/23	5.000%	2,100,000	2,249,457
04/01/29	5.000%	1,440,000	1,486,670
04/01/42	5.125%	2,750,000	2,814,680
Oklahoma County Finance Authority (a)
Revenue Bonds
Sail Associates LLC
Series 2007 AMT (Bank of the West)
12/01/41	5.250%	1,475,000	1,559,385

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OKLAHOMA (CONTINUED)

Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	$3,000,000	$3,263,430
Total			11,373,622

OREGON 1.2%

City of Forest Grove
Revenue Bonds
Campus Improvement-Pacific University Project
Series 2009
05/01/39	6.375%	2,000,000	2,068,320
Oak Tree Foundation Project
Series 2007
03/01/37	5.500%	2,900,000	2,968,962
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	1,700,000	1,596,589
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (c)
11/01/33	6.375%	2,410,000	2,780,369
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	2,235,000	2,247,493
Total			11,661,733

PENNSYLVANIA 3.4%

Allegheny County Hospital Development Authority Revenue Bonds Health System-West Pennsylvania Series 2007A
11/15/40	5.375%	4,500,000	3,824,865
Bucks County Industrial Development Authority Revenue Bonds Ann’s Choice, Inc. Facility Series 2005A
01/01/35	6.250%	1,750,000	1,772,155
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002 (d)
05/01/32	8.500%	355,000	364,258

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)

Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	$3,200,000	$4,178,816
Montgomery County Industrial Development Authority
Revenue Bonds
Whitemarsh Community Project
Series 2008
02/01/36	7.000%	2,000,000	2,136,220
Whitemarsh Continuing Care
Series 2005
02/01/28	6.125%	1,400,000	1,425,802
02/01/35	6.250%	1,350,000	1,371,749
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	4,000,000	4,784,040
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,895,223
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	2,500,000	2,798,875
Shippensburg University
Series 2011
10/01/43	6.250%	2,000,000	2,354,620
Pennsylvania Industrial Development Authority
Prerefunded 07/01/18 Revenue Bonds
Economic Development
Series 2008
07/01/23	5.500%	295,000	364,832
Refunding Revenue Bonds
Economic Development
Series 2008
07/01/23	5.500%	2,060,000	2,464,213
Philadelphia Redevelopment Authority Revenue Bonds Transformation Initiative Series 2012
04/15/21	5.000%	2,000,000	2,390,620
Total			34,126,288

PUERTO RICO 0.4%

Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT (a)(c)
06/01/26	6.625%	3,820,000	3,819,618

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SOUTH CAROLINA 1.3%

Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	$1,300,000	$1,355,081
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/21	5.375%	1,000,000	1,051,150
05/01/28	5.500%	2,300,000	2,380,316
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	3,000,000	3,000,630
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,584,896
Total			13,372,073

SOUTH DAKOTA 0.2%

South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT (a)
04/01/29	6.000%	1,400,000	1,468,222
South Dakota Health & Educational Facilities Authority Revenue Bonds Avera Health Series 2012A
07/01/42	5.000%	600,000	655,062
Total			2,123,284

TENNESSEE 0.1%

Shelby County Health Educational & Housing Facilities Board
Prerefunded 12/01/13 Revenue Bonds
Germantown Village
Series 2003A
12/01/34	7.250%	675,000	710,040
Prerefunded 12/01/16 Revenue Bonds
Germantown Village
Series 2006
12/01/34	6.250%	475,000	543,167
Total			1,253,207

TEXAS 7.8%

Abilene Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System
Series 1998A
11/15/25	5.900%	1,300,000	1,049,516
Series 2003A
11/15/33	7.000%	800,000	646,024

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	$5,000,000	$5,666,700
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	5,836,750
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities Continental
Series 2011A AMT
07/15/38	6.625%	4,000,000	4,463,480
Subordinate Lien
Series 2012A AMT
07/01/25	5.000%	5,000,000	5,811,450
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,003,450
Dallas-Fort Worth International Airport Refunding Revenue Bonds Series 2012-F AMT (a)
11/01/21	5.000%	2,000,000	2,374,160
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,619,120
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (a)
04/01/28	8.000%	875,000	876,593
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	2,985,440
Series 2006A
11/01/36	5.750%	5,000,000	5,087,150
Houston Health Facilities Development Corp. Revenue Bonds Buckingham Senior Living Community Series 2004A
02/15/34	7.125%	1,000,000	1,074,640
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,147,850
08/15/39	6.250%	1,500,000	1,746,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	$5,000,000	$5,367,850
North Texas Tollway Authority
Refunding Revenue Bonds
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	2,645,000	2,926,428
Revenue Bonds
1st Tier
Series 2009A
01/01/39	6.250%	1,500,000	1,722,975
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,452,910
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	5,000,000	5,348,550
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Village
Series 2009
11/15/44	6.375%	4,250,000	4,696,632
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,579,440
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/21	5.000%	3,500,000	4,046,350
12/15/32	5.000%	1,250,000	1,350,475
Total			77,880,113

VERMONT 0.1%

Vermont Educational & Health Buildings Financing Agency Prerefunded 01/01/14 Revenue Bonds Vermont Law School Project Series 2003A
01/01/33	5.500%	500,000	521,835

VIRGIN ISLANDS 0.9%

Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012-A (c)
10/01/32	5.000%	3,785,000	4,140,752

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

VIRGIN ISLANDS (CONTINUED)

Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (c)
07/01/21	4.000%	$5,000,000	$5,151,900
Total			9,292,652

VIRGINIA 2.6%

City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012 (f)
07/15/40	0.000%	7,530,000	4,562,352
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,899,200
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	19,000,000	15,705,590
Virginia Small Business Financing Authority Revenue Bonds Hampton Roads Proton Series 2009B
07/01/19	8.000%	2,635,000	2,854,706
Total			26,021,848

WASHINGTON 1.3%

Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012-A
09/01/42	5.500%	2,150,000	2,289,148
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines Series 2012 AMT (a)
04/01/30	5.000%	2,500,000	2,514,250
Seattle Housing Authority Revenue Bonds Capital Fund Program-High Rise Rehab Series 2005I (AGM) AMT (a)
11/01/25	5.000%	1,000,000	1,076,980
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing Revenue-Mirabella Series 2012
10/01/47	6.750%	7,000,000	7,102,970
Total			12,983,348

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WEST VIRGINIA 0.1%

West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)
01/01/41	2.250%	$1,250,000	$1,272,500

WISCONSIN 1.2%

Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Clement Manor, Inc.
Series 1998
08/15/24	5.750%	2,152,000	2,153,679
Revenue Bonds
Fort Healthcare, Inc. Project
Series 2004
05/01/34	6.100%	1,965,000	2,068,988
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	5,000,000	5,444,300
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	1,750,000	2,020,112
Total			11,687,079

WYOMING 0.3%

County of Campbell Pollution Control Refunding Revenue Bonds Black Hills Power, Inc. Project Series 2004
10/01/24	5.350%	3,250,000	3,389,230
Total Municipal Bonds (Cost: $856,320,288)			$922,999,443

Municipal Preferred Stocks 0.1%

MARYLAND 0.1%

Munimae TE Bond Subsidiary LLC AMT 5.800% (a)(b)(d)		1,000,000	$829,990
Total Municipal Preferred Stocks (Cost: $1,000,000)			$829,990

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 4.1%

CALIFORNIA 0.4%

California Health Facilities Financing Authority Revenue Bonds Adventist Health System West VRDN Series 2009-B (U.S. Bank) (i)(j)
09/01/38	0.060%	3,700,000	$3,700,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

LOUISIANA 0.4%

Louisiana Public Facilities Authority Revenue Bonds Dynamic Fuels LLC Project VRDN Series 2008 (JPMorgan Chase Bank) (i)(j)
10/01/33	0.080%	$4,550,000	$4,550,000

NEBRASKA 1.0%

Nebraska Educational Finance Authority Refunding Revenue Bonds Creighton University Projects VRDN Series 2008 (JPMorgan Chase Bank) (i)(j)
07/01/35	0.080%	10,000,000	10,000,000

NEVADA 0.5%

Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement VRDN Series 2006C (Dexia Credit Local) (i)(j)
06/01/36	0.150%	5,000,000	5,000,000

NEW HAMPSHIRE 0.5%

New Hampshire Health & Education Facilities Authority Revenue Bonds University System New Hampshire VRDN Series 2005-A1 (i)
07/01/35	0.070%	5,000,000	5,000,000

NEW YORK 0.6%

Triborough Bridge & Tunnel Authority Revenue Bonds VRDN Series 2003B-3 (U.S. Bank) (i)(j)
01/01/33	0.070%	5,790,000	5,790,000

VIRGINIA 0.7%

Albermarle County Economic Development Authority Revenue Bonds Martha Jefferson Hospital VRDN Series 2008D (i)
10/01/48	0.070%	7,100,000	7,100,000
Total Floating Rate Notes (Cost: $41,140,000)			$41,140,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 1.4%

KENTUCKY 0.5%

Louisville & Jefferson County Metropolitan Sewer District Revenue Notes Subordinated Series 2012-A BAN
12/04/13	2.000%	$5,000,000	$5,057,600

NEW JERSEY 0.3%

City of Newark NJ Unlimited General Obligation Notes Series 2012-D BAN
12/11/13	2.000%	3,000,000	3,016,770

NEW YORK 0.6%

County of Rockland
General Obligation Limited Notes
Series 2012-C RAN
09/24/13	2.500%	1,000,000	1,004,450
Limited General Obligation Notes
TAN Series 2012
03/06/13	2.500%	5,000,000	5,000,630
Total			6,005,080

Total Municipal Short Term (Cost: $14,069,343)			$14,079,450

		Shares	Value

Money Market Funds 1.6%

Dreyfus Tax-Exempt Cash Management Fund, 0.000% (k)		7,684,521	$7,684,521
JPMorgan Municipal Money Market Fund, 0.000% (k)		8,389,725	8,389,725
Total Money Market Funds (Cost: $16,074,246)			$16,074,246

Total Investments
(Cost: $928,603,877) (l)			$995,123,129(m)
Other Assets & Liabilities, Net			746,316
Net Assets			$995,869,445

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $36,683,812 or 3.68% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2013, the value of these securities amounted to $38,661,772 or 3.88% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $29,628,551, representing 2.98% of net assets. Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
07/01/40 7.500%	03-07-00 - 05-21-07	1,496,850
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 13.000%	05-14-10	370,523
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/15 8.375%	10-04-04 - 05-14-10	510,005
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/19 8.750%	10-04-04 - 05-14-10	2,498,267
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
10/01/20 8.375%	05-14-10	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15 3.950%	12-22-11	640,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	1,925,000
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32 7.375%	07-05-02	250,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-08	1,425,000
Chester County Industrial Development Authority
1st Mortgage RHA/Pennsylvania Nursing Home
Series 2002
05/01/32 8.500%	05-01-02	331,018
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-98	743,936

Security Description	Acquisition Dates	Cost ($)
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
02/01/38 5.650%	12-18-06	3,175,296
Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
12/01/38 7.000%	04-23-08	2,300,000
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 6.000%	02-14-07	972,870
Louisiana Public Facilities Authority
Revenue Bonds
Progressive Healthcare
Series 1998
10/01/28 6.375%	10-16-98	1,971,571
Mashantucket Western Pequot Tribe
Revenue Bonds
Subordinated Series 1999B
09/01/15 0.000%	01-09-04	1,507,523
Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/44 7.875%	11-12-09	1,478,283
Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009B-1
06/01/16 7.250%	11-12-09	3,500,000
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32 7.100%	09-02-99	2,024,027
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	12-10-07 - 02-24-10	16,075
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25 6.550%	11-24-98	1,500,000
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	06-28-06	1,228,125
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25 6.125%	10-01-09	508,750

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-05 - 10-01-09	4,614,875
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35 6.000%	01-21-04	1,993,201
Munimae TE Bond Subsidiary LLC
5.800%	10-14-04	1,000,000
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-07	250,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-93	458,453
Village of Bolingbrook
Sales Tax Revenue Bonds
Series 2005
01/01/24 6.250%	12-14-05	1,368,314
West Villages Improvement District
Special Assessment Bonds
Unit of Development No. 3
Series 2006
05/01/37 5.500%	04-19-06 - 05-18-06	1,646,024
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 5.800%	12-22-05	2,650,000

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2013, the value of these securities amounted to $7,963,608, which represents 0.80% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on February 28, 2013.
(j)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(l)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $928,604,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$89,893,000
Unrealized Depreciation	(23,374,000)
Net Unrealized Appreciation	$66,519,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHF	Collegiate Housing Foundation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	922,999,443	—	922,999,443
Total Bonds	—	922,999,443	—	922,999,443
Equity Securities
Municipal Preferred Stocks	—	829,990	—	829,990
Total Equity Securities	—	829,990	—	829,990
Short-Term Securities
Floating Rate Notes	—	41,140,000	—	41,140,000
Municipal Short Term	—	14,079,450	—	14,079,450
Total Short-Term Securities	—	55,219,450	—	55,219,450
Other
Money Market Funds	16,074,246	—	—	16,074,246
Total Other	16,074,246	—	—	16,074,246
Total	16,074,246	979,048,883	—	995,123,129

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Opportunity Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.4%

Aerospace & Defense 2.8%

ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$2,133,000	$2,159,662
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	1,182,000	1,210,073
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	1,370,000	1,493,300
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,461,000	2,716,329
Oshkosh Corp.
03/01/20	8.500%	1,443,000	1,619,767
TransDigm, Inc. (a)
10/15/20	5.500%	663,000	689,520
Total			9,888,651

Automotive 1.6%

American Axle & Manufacturing, Inc.
03/15/21	6.250%	615,000	620,381
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	403,000	441,789
06/15/21	8.250%	1,061,000	1,175,057
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	895,000	915,138
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	640,000	726,400
Visteon Corp.
04/15/19	6.750%	1,755,000	1,869,075
Total			5,747,840

Banking 2.8%

Ally Financial, Inc.
03/15/20	8.000%	5,695,000	6,990,612
09/15/20	7.500%	1,246,000	1,507,660
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,348,000	1,523,240
Total			10,021,512

Brokerage 0.7%

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,041,000	1,085,243
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	1,205,000	1,223,075
Total			2,308,318

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Building Materials 1.2%

Gibraltar Industries, Inc. (a)
02/01/21	6.250%	$278,000	$293,638
HD Supply, Inc. (a)
07/15/20	11.500%	510,000	587,775
01/15/21	10.500%	763,000	787,798
Senior Unsecured
07/15/20	7.500%	725,000	725,906
Interface, Inc.
12/01/18	7.625%	265,000	286,531
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	878,000	921,900
Nortek, Inc.
04/15/21	8.500%	424,000	467,460
Total			4,071,008

Chemicals 3.7%

Ashland, Inc. (a)
08/15/22	4.750%	521,000	528,815
08/15/22	4.750%	409,000	416,158
Celanese U.S. Holdings LLC
06/15/21	5.875%	756,000	825,930
11/15/22	4.625%	723,000	725,711
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	910,000	942,760
Huntsman International LLC
11/15/20	4.875%	413,000	408,870
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	785,000	887,050
LyondellBasell Industries NV Senior Unsecured
11/15/21	6.000%	1,870,000	2,197,250
MacDermid, Inc. (a)
04/15/17	9.500%	727,000	755,171
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	918,000	943,245
Nufarm Australia Ltd. (a)
10/15/19	6.375%	265,000	280,900
PQ Corp. Secured (a)
05/01/18	8.750%	2,874,000	3,042,847
Polypore International, Inc.
11/15/17	7.500%	920,000	989,000
Total			12,943,707

Construction Machinery 2.5%

Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	250,000	270,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

CNH Capital LLC
11/01/16	6.250%	$1,201,000	$1,327,105
Case New Holland, Inc.
12/01/17	7.875%	2,474,000	2,903,857
Columbus McKinnon Corp.
02/01/19	7.875%	319,000	343,723
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	516,000	565,020
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	1,210,000	1,261,425
United Rentals North America, Inc.
05/15/20	7.375%	616,000	674,520
04/15/22	7.625%	640,000	708,800
Secured
07/15/18	5.750%	744,000	800,730
Total			8,855,180

Consumer Cyclical Services 1.3%

Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	803,000	891,330
Monitronics International, Inc.
04/01/20	9.125%	535,000	560,412
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	2,242,000	2,185,950
Senior Unsecured
12/01/20	8.750%	926,000	914,425
Total			4,552,117

Consumer Products 0.9%

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	367,000	393,608
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	1,157,000	1,181,586
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	810,000	861,637
11/15/22	6.625%	424,000	456,860
Spectrum Brands, Inc. (a)
03/15/20	6.750%	256,000	275,840
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	138,000	145,590
Total			3,315,121

Diversified Manufacturing 1.0%

Actuant Corp.
06/15/22	5.625%	504,000	522,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing (continued)

Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$1,000,000	$1,075,000
Apex Tool Group LLC (a)
02/01/21	7.000%	269,000	277,070
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	880,000	915,200
Tomkins LLC/Inc. Secured
10/01/18	9.000%	120,000	134,100
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	568,000	577,230
Total			3,501,500

Electric 1.0%

AES Corp. (The) Senior Unsecured
07/01/21	7.375%	966,000	1,091,580
CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	263,000	295,957
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	673,000	800,870
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	1,025,000	1,148,000
Total			3,336,407

Entertainment 0.7%

AMC Entertainment, Inc.
06/01/19	8.750%	373,000	408,901
12/01/20	9.750%	664,000	765,260
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)(b)
03/15/21	5.250%	681,000	681,000
Cinemark USA, Inc. (a)
12/15/22	5.125%	409,000	411,045
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	266,000	260,680
Six Flags, Inc. (a)(c)(d)(e)
06/01/14	0.000%	950,000	—
Total			2,526,886

Environmental 0.5%

Clean Harbors, Inc.
08/01/20	5.250%	888,000	914,640
Clean Harbors, Inc. (a)
06/01/21	5.125%	695,000	707,163
Total			1,621,803

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage 0.4%

ARAMARK Corp. Senior Notes (a)(b)
03/15/20	5.750%	$832,000	$848,640
Cott Beverages, Inc.
09/01/18	8.125%	435,000	477,413
Total			1,326,053

Gaming 3.3%

Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	1,101,000	1,073,475
MGM Resorts International
03/01/18	11.375%	636,000	799,770
12/15/21	6.625%	1,507,000	1,559,745
MGM Resorts International (a)
10/01/20	6.750%	208,000	217,880
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,920,000	2,227,200
Seminole Indian Tribe of Florida (a)(f)
Senior Secured
10/01/20	6.535%	310,000	339,407
Senior Unsecured
10/01/20	7.804%	1,525,000	1,539,945
Seneca Gaming Corp. (a)
12/01/18	8.250%	845,000	894,644
Studio City Finance Ltd. (a)
12/01/20	8.500%	1,917,000	2,106,303
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	832,000	736,320
Total			11,494,689

Gas Pipelines 4.4%

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	1,431,000	1,416,690
El Paso LLC
06/15/14	6.875%	171,000	181,642
09/15/20	6.500%	2,951,000	3,253,477
01/15/32	7.750%	370,000	417,293
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	2,205,000	2,381,400
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	747,000	799,290
02/15/23	5.500%	1,104,000	1,159,200
07/15/23	4.500%	681,000	665,678
Regency Energy Partners LP/Corp.
04/15/23	5.500%	838,000	884,090
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	525,000	568,313
07/15/21	6.500%	1,889,000	2,063,732

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	$999,000	$1,031,467
Tesoro Logistics LP/Finance Corp. Senior Unsecured (a)
10/01/20	5.875%	604,000	637,220
Total			15,459,492

Health Care 8.3%

American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	244,637	257,175
Amsurg Corp. (a)
11/30/20	5.625%	422,000	443,100
Biomet, Inc. (a)
08/01/20	6.500%	1,056,000	1,116,720
CHS/Community Health Systems, Inc.
11/15/19	8.000%	910,000	1,004,412
07/15/20	7.125%	1,132,000	1,219,730
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	1,494,000	1,656,472
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	701,000	730,792
Emdeon, Inc.
12/31/19	11.000%	880,000	1,016,400
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	281,000	304,183
01/31/22	5.875%	662,000	726,545
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	222,000	250,860
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	1,464,000	1,544,520
HCA, Inc.
02/15/22	7.500%	1,544,000	1,775,600
05/01/23	5.875%	675,000	699,469
Senior Secured
02/15/20	6.500%	1,581,000	1,770,720
05/01/23	4.750%	448,000	446,880
Health Management Associates, Inc.
01/15/20	7.375%	615,000	671,887
Hologic, Inc. (a)
08/01/20	6.250%	195,000	205,725
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	1,974,000	2,033,220
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	590,000	613,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	$493,000	$531,208
LifePoint Hospitals, Inc.
10/01/20	6.625%	401,000	436,589
Multiplan, Inc. (a)
09/01/18	9.875%	1,593,000	1,764,247
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	730,000	823,075
Radnet Management, Inc.
04/01/18	10.375%	340,000	351,050
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	623,000	618,328
STHI Holding Corp. Secured (a)
03/15/18	8.000%	325,000	355,063
Tenet Healthcare Corp.
Senior Unsecured
02/01/20	6.750%	677,000	724,390
Tenet Healthcare Corp. (a)
Senior Secured
04/01/21	4.500%	332,000	327,435
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	474,000	533,250
United Surgical Partners International, Inc.
04/01/20	9.000%	564,000	634,500
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	515,000	549,763
Universal Hospital Services, Inc. (a)
Secured
08/15/20	7.625%	440,000	471,900
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,340,000	1,427,100
02/01/19	7.750%	1,090,000	1,167,662
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	142,000	151,940
Total			29,355,510

Home Construction 1.3%

Ashton Woods U.S.A. LLC/Finance Co. Senior Notes (a)
02/15/21	6.875%	441,000	443,756
Beazer Homes USA, Inc.
05/15/19	9.125%	356,000	380,920
Beazer Homes USA, Inc. (a)
02/01/23	7.250%	361,000	363,708
KB Home
03/15/20	8.000%	362,000	418,563
09/15/22	7.500%	322,000	359,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (continued)

Meritage Homes Corp.
04/01/22	7.000%	$383,000	$424,172
Meritage Homes Corp. (a)(b)
Senior Unsecured
03/01/18	4.500%	579,000	580,447
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	552,000	612,720
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	262,000	281,650
04/15/20	7.750%	812,000	872,900
Total			4,737,866

Independent Energy 10.1%

Antero Resources Finance Corp.
08/01/19	7.250%	208,000	224,640
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,026,000	1,113,210
Chaparral Energy, Inc.
11/15/22	7.625%	381,000	414,338
Chesapeake Energy Corp.
08/15/20	6.625%	2,590,000	2,836,050
02/15/21	6.125%	1,424,000	1,509,440
Comstock Resources, Inc.
06/15/20	9.500%	1,473,000	1,605,570
Concho Resources, Inc.
01/15/21	7.000%	1,003,000	1,108,315
01/15/22	6.500%	156,000	170,040
04/01/23	5.500%	985,000	1,024,400
Continental Resources, Inc.
10/01/19	8.250%	111,000	124,043
10/01/20	7.375%	4,000	4,510
04/01/21	7.125%	860,000	969,650
09/15/22	5.000%	3,833,000	4,120,475
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	566,000	575,905
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	163,000	176,448
Senior Secured
05/01/19	6.875%	1,021,000	1,107,785
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	1,528,000	1,741,920
Halcon Resources Corp. (a)
05/15/21	8.875%	1,259,000	1,353,425
Kodiak Oil & Gas Corp.
12/01/19	8.125%	3,374,000	3,795,750
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	522,000	540,270
Laredo Petroleum, Inc.
02/15/19	9.500%	2,316,000	2,617,080
05/01/22	7.375%	699,000	758,415
Oasis Petroleum, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

02/01/19	7.250%	$1,344,000	$1,451,520
11/01/21	6.500%	1,247,000	1,346,760
01/15/23	6.875%	1,088,000	1,191,360
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,105,000	1,267,987
05/01/23	5.250%	1,410,000	1,459,350
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	453,000	492,637
01/01/23	6.500%	399,000	431,917
Whiting Petroleum Corp.
10/01/18	6.500%	54,000	58,050
Total			35,591,260

Lodging 0.1%

Choice Hotels International, Inc.
07/01/22	5.750%	383,000	425,130

Media Cable 4.5%

CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,289,000	1,430,790
09/30/22	5.250%	1,522,000	1,497,267
CCO Holdings LLC/Capital Corp. (a)(b)
Senior Unsecured
03/15/21	5.250%	1,054,000	1,054,000
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	1,447,000	1,582,656
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	375,000	416,250
09/15/22	5.875%	1,279,000	1,240,630
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	912,000	942,780
DISH DBS Corp.
09/01/19	7.875%	734,000	868,873
06/01/21	6.750%	2,572,000	2,861,350
07/15/22	5.875%	378,000	398,790
Lynx I Corp. Senior Secured (a)
04/15/21	5.375%	737,000	757,268
Lynx II Corp. Senior Unsecured (a)
04/15/23	6.375%	811,000	840,399
Quebecor Media, Inc. Senior Unsecured (a)
01/15/23	5.750%	1,069,000	1,093,052
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	992,000	1,011,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	$27,000	$28,350
Total			16,024,295

Media Non-Cable 6.9%

AMC Networks, Inc.
07/15/21	7.750%	3,184,000	3,613,840
Clear Channel Communications, Inc.
08/01/16	10.750%	728,000	542,360
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,261,000	2,340,135
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	716,000	748,220
11/15/22	6.500%	1,935,000	2,036,587
DigitalGlobe, Inc. (a)
02/01/21	5.250%	431,000	427,768
Getty Images, Inc. Senior Notes (a)
10/15/20	7.000%	1,274,000	1,293,110
Hughes Satellite Systems Corp.
06/15/21	7.625%	1,925,000	2,194,500
Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	1,150,000	1,244,875
Intelsat Luxembourg SA PIK
02/04/17	11.500%	2,024,000	2,153,030
National CineMedia LLC Senior Secured
04/15/22	6.000%	793,000	850,492
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	2,019,000	1,998,810
Starz LLC/Finance Corp.
09/15/19	5.000%	401,000	410,023
Univision Communications, Inc. (a)
05/15/21	8.500%	1,309,000	1,426,810
Senior Secured
11/01/20	7.875%	1,923,000	2,134,530
09/15/22	6.750%	732,000	790,560
Total			24,205,650

Metals 4.0%

Alpha Natural Resources, Inc.
04/15/18	9.750%	1,366,000	1,458,205
06/01/19	6.000%	544,000	495,040
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	486,000	515,779
02/25/22	6.750%	809,000	891,288
Arch Coal, Inc.
06/15/19	7.000%	314,000	270,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

06/15/21	7.250%	$106,000	$90,630
Arch Coal, Inc. (a)
06/15/19	9.875%	1,149,000	1,134,637
CONSOL Energy, Inc.
04/01/20	8.250%	475,000	523,688
Calcipar SA Senior Secured (a)
05/01/18	6.875%	1,370,000	1,443,637
FMG Resources August 2006 Proprietary Ltd. (a)
02/01/18	6.875%	451,000	476,933
11/01/19	8.250%	1,943,000	2,147,015
Inmet Mining Corp. (a)
06/01/20	8.750%	1,892,000	2,057,550
06/01/21	7.500%	562,000	598,530
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	831,000	882,938
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	1,071,000	1,135,260
Total			14,121,955

Non-Captive Consumer 0.4%

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,531,000	1,496,553

Non-Captive Diversified 3.6%

Air Lease Corp.
03/01/20	4.750%	1,719,000	1,710,405
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	1,083,000	1,164,225
05/15/20	5.375%	1,213,000	1,322,170
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	1,135,000	1,291,063
Senior Unsecured
02/15/19	5.500%	1,641,000	1,788,690
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,670,000	1,999,825
04/01/19	5.875%	297,000	319,107
05/15/19	6.250%	810,000	887,108
12/15/20	8.250%	1,006,000	1,232,350
01/15/22	8.625%	719,000	913,130
Total			12,628,073

Oil Field Services 1.8%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,621,000	2,850,337
Green Field Energy Services, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (continued)

Senior Secured
11/15/16	13.250%	$33,000	$34,320
11/15/16	13.250%	1,358,000	1,412,320
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	1,470,000	1,602,300
Oil States International, Inc. (a)
01/15/23	5.125%	542,000	542,000
Total			6,441,277

Other Financial Institutions 0.1%

FTI Consulting, Inc. (a)
11/15/22	6.000%	403,000	416,098

Other Industry 0.4%

Interline Brands, Inc.
11/15/18	7.500%	1,250,000	1,353,125
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	144,000	153,180
Total			1,506,305

Packaging 1.6%

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (a)
Senior Secured
11/15/22	4.875%	327,000	322,095
Senior Unsecured
11/15/20	7.000%	704,000	705,760
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	2,175,000	2,245,687
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	1,751,000	1,917,345
Senior Secured
08/15/19	7.875%	521,000	575,705
Total			5,766,592

Pharmaceuticals 1.0%

Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	560,000	598,500
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	318,000	364,905
VPI Escrow Corp. (a)
10/15/20	6.375%	1,392,000	1,503,360
Valeant Pharmaceuticals International Senior Notes (a)
10/15/20	6.375%	278,000	299,198

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	$535,000	$577,800
Total			3,343,763

Property & Casualty 0.6%

Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	721,000	722,803
Hub International Ltd. (a)
10/15/18	8.125%	1,298,000	1,353,165
Total			2,075,968

Restaurants 0.2%

Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	657,000	712,845

Retailers 1.9%

99 Cent Only Stores
12/15/19	11.000%	446,000	512,900
AutoNation, Inc.
02/01/20	5.500%	64,000	69,280
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	941,000	1,037,453
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	1,034,000	1,028,830
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	682,000	705,870
Limited Brands, Inc.
02/15/22	5.625%	705,000	745,538
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	353,000	369,326
Rite Aid Corp.
03/15/20	9.250%	535,000	599,200
Senior Unsecured
02/15/27	7.700%	1,453,000	1,398,512
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	310,000	345,650
Total			6,812,559

Technology 5.9%

Alliance Data Systems Corp. (a)
12/01/17	5.250%	895,000	928,563
04/01/20	6.375%	476,000	512,890
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	1,363,000	1,369,815

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Anixter, Inc.
05/01/19	5.625%	$245,000	$259,700
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	510,000	557,175
CDW LLC/Finance Corp.
04/01/19	8.500%	1,740,000	1,918,350
Cardtronics, Inc.
09/01/18	8.250%	970,000	1,062,150
Equinix, Inc. (b)
Senior Unsecured
04/01/20	4.875%	398,000	398,000
04/01/23	5.375%	1,400,000	1,400,000
First Data Corp.
01/15/21	12.625%	1,321,000	1,408,516
First Data Corp. (a)
01/15/21	11.250%	686,000	699,720
Secured
01/15/21	8.250%	2,225,000	2,275,062
Senior Secured
06/15/19	7.375%	1,562,000	1,640,100
08/15/20	8.875%	555,000	613,275
Flextronics International Ltd. (a)
02/15/20	4.625%	386,000	389,378
02/15/23	5.000%	308,000	309,540
Interactive Data Corp.
08/01/18	10.250%	1,505,000	1,706,294
NXP BV/Funding LLC (a)
02/15/21	5.750%	1,002,000	1,024,545
Senior Secured
08/01/18	9.750%	327,000	376,050
Nuance Communications, Inc. (a)
08/15/20	5.375%	1,811,000	1,842,692
Total			20,691,815

Transportation Services 0.4%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	477,000	549,743
Hertz Corp. (The)
01/15/21	7.375%	808,000	890,820
Total			1,440,563

Wireless 4.9%

Cricket Communications, Inc.
10/15/20	7.750%	567,000	578,340
Crown Castle International Corp. Senior Unsecured (a)
01/15/23	5.250%	1,436,000	1,471,900
NII International Telecom Sarl (a)
08/15/19	11.375%	3,385,000	3,520,400
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	1,698,000	1,765,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

Sprint Capital Corp.
11/15/28	6.875%	$3,207,000	$3,239,070
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	147,000	159,862
11/15/22	6.000%	162,000	163,620
Sprint Nextel Corp. (a)
11/15/18	9.000%	2,890,000	3,590,825
03/01/20	7.000%	438,000	512,460
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	830,000	873,575
Senior Secured
02/15/18	7.250%	1,477,000	1,521,310
Total			17,397,282

Wirelines 3.6%

CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	1,734,000	1,763,438
CyrusOne LLP/Finance Corp. (a)
11/15/22	6.375%	901,000	948,302
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	1,862,000	2,141,300
04/15/22	8.750%	330,000	371,250
01/15/23	7.125%	128,000	131,520
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	982,000	1,134,210
Level 3 Communications, Inc. (a)
Senior Unsecured
06/01/19	8.875%	314,000	339,120
Level 3 Financing, Inc.
07/01/19	8.125%	974,000	1,061,660
07/15/20	8.625%	750,000	832,500
PAETEC Holding Corp.
12/01/18	9.875%	955,000	1,093,475
Windstream Corp.
09/01/18	8.125%	630,000	689,850
10/15/20	7.750%	520,000	559,000
Windstream Corp. (a)
08/01/23	6.375%	905,000	886,900
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	773,000	906,343
Total			12,858,868
Total Corporate Bonds & Notes (Cost: $299,102,123)			$319,020,511

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.6%

Cabazon Band Mission Indians Revenue Bonds Series 2004 (c)(f)(g)
10/01/13	13.000%	$3,250,000	$1,950,000

Total Municipal Bonds (Cost: $3,250,000)			$1,950,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 7.2%

Automotive 0.1%

Schaeffler AG Tranche B2 Term Loan (h)(i)
01/27/17	6.000%	$360,000	$359,910

Brokerage 0.2%

Nuveen Investments, Inc. 2nd Lien Term Loan (h)(i)
02/28/19	8.250%	711,000	725,220

Chemicals 0.5%

Dupont Performance Coatings, Inc. Tranche B Term Loan (h)(i)
01/03/20	4.750%	470,000	475,706
PQ Corp. Term Loan (b)(h)(i)
08/07/17	4.500%	1,347,000	1,347,606
Total			1,823,312

Construction Machinery 0.5%

CPM Acquisition Corp. (h)(i)
1st Lien Term Loan
08/29/17	6.250%	1,111,215	1,111,915
2nd Lien Term Loan
03/01/18	10.250%	715,000	715,000
Total			1,826,915

Consumer Cyclical Services 0.4%

New Breed, Inc. Term Loan (h)(i)
10/01/19	6.000%	1,299,000	1,302,247

Consumer Products 0.3%

Serta Simmons Holdings LLC Term Loan (h)(i)
10/01/19	5.000%	738,000	745,971

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Products (continued)

Spectrum Brands, Inc. Term Loan (h)(i)
12/17/19	4.500%	$154,000	$155,860
Total			901,831

Diversified Manufacturing 0.1%

Apex Tool Group LLC Term Loan (b)(h)(i)
01/31/20	4.500%	185,000	186,817

Gaming 0.1%

ROC Finance LLC Tranche B Term Loan (h)(i)
08/19/17	8.500%	392,000	405,720

Health Care 1.2%

American Renal Holding 2nd Lien Term Loan (b)(h)(i)
12/31/21	8.500%	1,329,000	1,325,677
ConvaTec, Inc. Term Loan (h)(i)
12/22/16	5.000%	161,000	162,678
U.S. Renal Care, Inc. (h)(i)
1st Lien Term Loan
07/03/19	6.250%	855,700	867,466
2nd Lien Term Loan
01/03/20	10.250%	860,000	872,900
United Surgical Partners International, Inc. (b)(h)(i)
Term Loan
04/19/17	4.750%	890,000	891,949
Tranche B Term Loan
04/03/19	5.059%	219,450	219,931
Total			4,340,601

Life Insurance 0.1%

Alliant Holdings I, Inc. Term Loan (b)(h)(i)
12/20/19	5.000%	489,000	492,667

Media Cable 0.2%

WideOpenWest Finance LLC Term Loan (h)(i)
07/17/18	6.250%	782,070	791,259

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable 0.3%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan (h)(i)
09/16/19	7.500%	$893,704	$913,258

Metals 0.7%

FMG Resources August 2006 Proprietary Ltd. (h)(i)
Term Loan
10/18/17	5.250%	187,765	190,014
10/18/17	5.250%	2,365,307	2,393,643
Total			2,583,657

Property & Casualty 1.1%

Asurion LLC Tranche B1 Term Loan (h)(i)
05/24/19	4.500%	1,857,000	1,862,423
Lonestar Intermediate Super Holdings LLC Term Loan (h)(i)
09/02/19	11.000%	1,732,000	1,851,802
Total			3,714,225

Retailers 0.2%

Rite Aid Corp. 2nd Lien Term Loan (b)(h)(i)
08/21/20	5.750%	706,000	722,083

Technology 1.1%

Ancestry.com, Inc. Term Loan (h)(i)
12/28/18	7.000%	1,661,000	1,652,695
Blue Coat Systems, Inc. Term Loan (h)(i)
02/15/18	5.750%	777,095	782,441
Freescale Semiconductor, Inc. (b)(h)(i)
Tranche B1 Term Loan
12/01/16	4.452%	803,440	803,440
Tranche B4 Term Loan
02/13/20	5.000%	587,101	584,753
Total			3,823,329

Wirelines 0.1%

Integra Telecom, Inc. (b)(h)(i)
1st Lien Tranche B Term Loan
02/20/19	6.000%	349,000	352,839
2nd Lien Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wirelines (continued)

02/28/21	9.750%	$121,000	$123,723
Total			476,562

Total Senior Loans (Cost: $24,852,472)			$25,389,613

Issuer		Shares	Value

Common Stocks —%

FINANCIALS —%

Real Estate Investment Trusts (REITs) —%

Fairlane Management Corp. (d)(e)(j)		50,004	$—

TOTAL FINANCIALS			—

Total Common Stocks (Cost: $—)			$—

Issuer	Shares	Value

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc. (j)	1,358	$74,690

TOTAL ENERGY		74,690

Total Warrants (Cost: $54,912)		$74,690

	Shares	Value

Money Market Funds 3.8%

Columbia Short-Term Cash Fund, 0.128% (k)(l)	13,236,729	$13,236,729

Total Money Market Funds (Cost: $13,236,729)		$13,236,729

Total Investments
(Cost: $340,496,236) (m)		$359,671,543(n	)
Other Assets & Liabilities, Net		(6,975,772)
Net Assets		$352,695,771

Investments in Derivatives
Futures Contracts Outstanding at February 28, 2013

At February 28, 2013, $144,100 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(131)	(17,232,641)	June 2013	—	(1,221)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $126,667,634 or 35.91% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $1,950,000, representing 0.55% of net assets. Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/13 13.000%	10-04-04	3,250,000
Six Flags, Inc.
06/01/14 0.000%	05-07-10	—

(d)	Negligible market value.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2013, the value of these securities amounted to $3,829,352 or 1.09% of net assets.

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2013, the value of these securities amounted to $1,950,000, which represents 0.55% of net assets.

(h)	Variable rate security.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers($)	Value ($)
Columbia Short-Term Cash Fund	6,654,252	131,357,097	(124,774,620)	13,236,729	13,802	13,236,729

(l)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(m)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $340,496,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,984,000
Unrealized Depreciation	(1,808,000)
Net Unrealized Appreciation	$19,176,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	319,020,511	—	319,020,511
Municipal Bonds	—	1,950,000	—	1,950,000
Total Bonds	—	320,970,511	—	320,970,511
Senior Loans
Gaming	—	—	405,720	405,720
Health Care	—	3,473,135	867,466	4,340,601
All Other Industries	—	20,643,292	—	20,643,292
Total Senior Loans	—	24,116,427	1,273,186	25,389,613
Equity Securities
Warrants	—
Energy	—	74,690	—	74,690
Total Equity Securities	—	74,690	—	74,690
Other
Money Market Funds	13,236,729	—	—	13,236,729
Total Other	13,236,729	—	—	13,236,729
Investments in Securities	13,236,729	345,161,628	1,273,186	359,671,543
Derivatives
Liabilities
Futures Contracts	(1,221)	—	—	(1,221)
Total	13,235,508	345,161,628	1,273,186	359,670,322

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds
	& Notes($)	Senior Loans ($)	Warrants ($)	Total ($)
Balance as of May 31, 2012	—	—	300	300
Accrued discounts/premiums	—	1,017	—	1,017
Realized gain (loss)	—	7,937	—	7,937
Change in unrealized appreciation (depreciation)(a)	1,920	30,628	—	32,548
Sales	(193,920)	(143,799)	(300)	(338,019)
Purchases	192,000	982,953	—	1,174,953
Transfers into Level 3	—	394,450	—	394,450
Transfers out of Level 3	—	—	—	—
Balance as of February 28, 2013	—	1,273,186	—	1,273,186

(a)Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $32,548.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Risk Allocation Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Exchange-Traded Funds 1.2%

PowerShares DB Gold Fund (a)	3,192	$172,176

Total Exchange-Traded Funds (Cost: $180,266)		$172,176

Issuer	Shares	Value

Mutual Funds 14.2%

Columbia Emerging Markets Fund, Class I Shares (b)	196,371	$2,056,004

Total Mutual Funds (Cost: $1,870,066)		$2,056,004

Alternative Investment Funds 35.9%

Central Fund of Canada Ltd., Class A Shares	82,406	$1,607,741

Issuer	Shares	Value

Alternative Investment Funds (continued)

Columbia Commodity Strategy Fund, Class I Shares (a)(b)	390,366	$3,595,271

Total Alternative Investment Funds (Cost: $5,223,129)		$5,203,012

	Shares	Value

Money Market Funds 45.9%

Columbia Short-Term Cash Fund, 0.128% (b)(c)	6,650,401	$6,650,401

Total Money Market Funds (Cost: $6,650,401)		$6,650,401

Total Investments
(Cost: $13,923,862) (d)		$14,081,593(e)
Other Assets & Liabilities, Net		399,085
Net Assets		$14,480,678

Investments in Derivatives
Futures Contracts Outstanding at February 28, 2013

At February 28, 2013, $393,651 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Canadian Bond, 10-year	15	1,948,655	June 2013	7,527	—
E-Mini S&P 500 Index	28	2,118,620	March 2013	113,801	—
Euro Stoxx 50	17	584,821	March 2013	3,251	—
Euro-Bund, 10-year	20	3,785,832	March 2013	29,664	—
FTSE 100 Index	6	578,770	March 2013	40,510	—
Japanese Government Bond, 10-year	24	3,754,191	March 2013	17,348	—
Tokyo Price Index	5	523,789	March 2013	98,738	—
United Kingdom Long GILT, 10-year	10	1,770,246	June 2013	3,166	—
U.S. Treasury Long Bond, 20-year	21	3,019,406	June 2013	—	(10,057)
Total		18,084,330		314,005	(10,057)

Interest Rate Swap Contracts Outstanding at February 28, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Wells Fargo Bank	6-Month AUD Bankbills	Pay	3.9520	June 20, 2022	930,000	3,903	—
Wells Fargo Bank	6-Month JPY LIBOR	Pay	0.8240	June 21, 2022	58,420,000	10,095	—
Wells Fargo Bank	6-Month Euribor	Pay	1.9425	June 21, 2022	590,000	29,020	—
Wells Fargo Bank	3-Month USD LIBOR	Pay	2.4370	June 21, 2042	860,000	—	(89,036)
Total						43,018	(89,036)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividend – Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	—	4,321,549	(888,000)	70,145	3,503,694	—	—	3,595,271
Columbia Emerging Markets Fund, Class I Shares	—	3,142,867	(1,343,000)	70,199	1,870,066	64,658	13,675	2,056,004
Columbia Short-Term Cash Fund	10,000,000	9,702,609	(13,052,208)	—	6,650,401	—	5,301	6,650,401
Total	10,000,000	17,167,025	(15,283,208)	140,344	12,024,161	64,658	18,976	12,301,676

(c)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(d)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $13,924,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$278,000
Unrealized Depreciation	(120,000)
Net Unrealized Appreciation	$158,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Exchange-Traded Funds	172,176	—	—	172,176
Total Equity Securities	172,176	—	—	172,176
Mutual Funds	2,056,004	—	—	2,056,004
Alternative Investment Funds	5,203,012	—	—	5,203,012
Total Mutual Funds	7,259,016	—	—	7,259,016
Other
Money Market Funds	6,650,401	—	—	6,650,401
Total Other	6,650,401	—	—	6,650,401
Investments in Securities	14,081,593	—	—	14,081,593
Derivatives
Assets
Futures Contracts	314,005	—	—	314,005
Swap Contracts	—	43,018	—	43,018
Liabilities
Futures Contracts	(10,057)	—	—	(10,057)
Swap Contracts	—	(89,036)	—	(89,036)
Total	14,385,541	(46,018)	—	14,339,523

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 22, 2013